Taxes on Income	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Taxes on Income

NOTE 8 - TAXES ON INCOME

The Company is subject to income taxes under the Israeli and U.S. tax laws:

Corporate tax rates

The Company is subject to Israeli corporate tax rate of 23% from 2018.

The Company is subject to a Federal tax rate of 21% starting from 2018.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code, including, but not limited to, (1) reducing the U.S. federal corporate tax rate from 35 percent to 21 percent; (2) requiring companies to pay a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries; (3) generally eliminating U.S. federal income taxes on dividends from foreign subsidiaries; (4) requiring a current inclusion in U.S. federal taxable income of certain earnings of controlled foreign corporations; (5) eliminating the corporate alternative minimum tax (AMT) and changing how existing AMT credits can be realized; (6) creating the base erosion anti-abuse tax (BEAT), a new minimum tax; (7) creating a new limitation on deductible interest expense; and (8) changing rules related to uses and limitations of NOL carryforwards created in tax years beginning after December 31, 2017.

The SEC staff issued SAB 118, which provides guidance on accounting for the tax effects of the Tax Act. SAB 118 provides a measurement period that should not extend beyond one year from the Tax Act enactment date for companies to complete the accounting under ASC 740. In accordance with SAB 118, a company must reflect the income tax effects of those aspects of the Act for which the accounting under ASC 740 is complete. To the extent that a company’s accounting for certain income tax effects of the Tax Act is incomplete but it is able to determine a reasonable estimate, it must record a provisional estimate in the financial statements. If a company cannot determine a provisional estimate to be included in the financial statements, it should continue to apply ASC 740 on the basis of the provisions of the tax laws that were in effect immediately before the enactment of the Tax Act.

As of June 30, 2018, the Company’s assessment of the Tax Act is incomplete, and the Company has not yet been able to make reasonable estimates of the effects. Therefore, no provisional adjustments were recorded.

For the six and three-month period ended June 30, 2018, the Company generated net operating losses in Israel of approximately $1,170 and $776 respectively which may be carried forward and offset against taxable income in the future for an indefinite period.

For the six and three-month period ended June 30, 2018, the Company generated net operating losses in the U.S. of approximately $1,416 and $694 respectively. Net operating losses in the United States are available through 2035. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

The Company is still in its development stage and has not yet generated revenues, therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a valuation allowance was recorded to reduce the deferred tax assets to its recoverable amounts.

	As of June 30,
	2018	2017
Net operating loss carry-forward	$491,965	$485,830

Total deferred tax assets	$103,313	$111,740
Valuation allowance	(103,313)	(111,740)
Net deferred tax assets	$-	$-

Reconciliation of Income Taxes:

The following is a reconciliation of the taxes on income assuming that all income is taxed at the ordinary statutory corporate tax rate in Israel and the effective income tax rate:

	As of June 30,
	2018	2017
Net loss as reported in the statements of operations	$3,362	$4,815
Statutory tax rate	23%	24%
Income Tax under statutory tax rate	773	1,156
Change in valuation allowance	(773)	(1,156)
Actual income tax	$-	$-

NOTE 15 - TAXES ON INCOME

The Company is subject to income taxes under the Israeli and U.S. tax laws:

Corporate tax rates

The Company is subject to Israeli corporate tax rate of 25% in the year 2016, 24% in 2017 and 23% from 2018. The Company is subject to a blended U.S. tax rate (Federal as well as state corporate tax) of 35%.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Tax Act”) was signed into law in the United States. The Tax Act, among other provisions, introduces changes in the U.S corporate tax rate, business related exclusions and deductions and credits, and has internationally tax consequences for companies that operate international. Most of the changes introduced in the Tax Act are effective beginning on January 1, 2018. The Tax Act introduces a reduced federal tax rate of 21% from January 1, 2018 and onward.

A.	As of December 31, 2017, the Company generated net operating losses in Israel of approximately $5,267 which may be carried forward and offset against taxable income in the future for an indefinite period.

As of December 31, 2017, the Company generated net operating losses in the U.S. of approximately $2,987. Net operating losses in the United States are available through 2035. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the “change in ownership” provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

B.	The Company is still in its development stage and has not yet generated revenues, therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a valuation allowance was recorded to reduce the deferred tax assets to its recoverable amounts.

	As of December 31,
	2017	2016

Net operating loss carry-forward	$488,603	$481,052

Total deferred tax assets	117,265	120,263
Valuation allowance	(117,265)	(120,263)
Net deferred tax assets	$-	$-

Reconciliation of Income Taxes:

The following is a reconciliation of the taxes on income assuming that all income is taxed at the ordinary statutory corporate tax rate in Israel and the effective income tax rate:

	As of December 31,
	2017	2016
	(in thousands)
Net loss as reported in the statements of operations	$7,589	$9,663
Statutory tax rate	24%	25%
Income Tax under statutory tax rate	1,821	2,416
Change in valuation allowance	(1,821)	(2,416)
Actual income tax	$-	$-